SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2015
SHARE-BASED COMPENSATION
Schedule of weighted average assumptions used in the BSM pricing model for grants made

	2013	2014
Dividend yield	—	—
Expected annual volatility	49%	38%
Risk-free interest rate	1.77%	1.85%
Expected life of the awards (years)	5.44 - 7.04	5.52 - 7.04
Weighted-average grant date fair value of awards (per share)	$ 15.93	$ 10.74

Summary of awards activity for the Company

	Options		SARs		RSUs
	Quantity	Weighted average exercise price per share	Quantity	Weighted average exercise price per share	Quantity	Weighted average exercise price per share
Outstanding as of January 1, 2015	4,968,744	$5.41	2,431,714	$27.77	3,906,069	—

Granted	—	—	—	—	4,492,123	—
Exercised	(917,819)	3.07	—	—	(686,495)	—
Forfeited	(8,750)	8.77	(251,212)	32.79	(267,808)	—
Cancelled	—	—	(1,927,412)	27.18	(2,050)	—

Outstanding as of December 31, 2015	4,042,175	$5.94	253,090	$27.27	7,441,839	—

Summary of information about outstanding and exercisable awards

		Awards Outstanding			Awards Exercisable
Exercise Price ($)	Type of award	Number outstanding	Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value	Number exercisable	Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
2.16	Option	476,468	0.54	$6.5	476,468	0.54	$6.5
2.74	Option	471,300	1.33	6.1	471,300	1.33	6.1
3.40	Option	339,850	2.09	4.2	339,850	2.09	4.2
3.43	Option	197,870	3.42	2.4	197,870	3.42	2.4
3.51	Option	706,663	3.86	8.6	706,663	3.86	8.6
4.16	Option	606,445	4.42	7.0	604,570	4.42	7.0
8.77	Option	1,019,579	4.85	7.1	1,007,079	4.85	7.0
25.00	Option	168,000	5.40	—	168,000	5.40	—
27.74	Option	28,000	7.39	—	17,500	7.39	—
33.09	Option	28,000	8.40	—	10,500	8.40	—

Total Options		4,042,175	3.46	41.9	3,999,800	3.42	41.8

16.95	SARs	2,500	5.97	—	2,500	5.97	—
19.00	SARs	90,000	6.57	—	35,000	6.57	—
20.99	SARs	10,590	5.92	—	9,724	5.92	—
32.85	SARs	150,000	7.57	—	150,000	7.57	—

Total SARs		253,090	7.13	—	197,224	7.29	—
Total RSUs	RSU	7,441,839	8.58	117.0	1,772,877	7.27	27.9

Total Options, SARs, RSUs		11,737,104	6.78	$158.9	5,969,900	4.69	$69.7

Summary of information about non-vested share awards

	Options		SARs		RSUs
	Quantity	Weighted Average Grant Date Fair Value	Quantity	Weighted Average Grant Date Fair Value	Quantity	Weighted Average Grant Date Fair Value
Non-vested as of January 1, 2015	98,124	$11.31	1,835,867	$12.18	2,956,759	$27.77

Granted	—	—	—	—	4,492,123	17.61
Vested	(46,999)	13.19	(150,717)	12.93	(1,512,112)	24.31
Forfeited	(8,750)	5.30	(251,212)	15.89	(267,808)	24.30
Cancelled	—	—	(1,378,071)	11.52	—	—

Non-vested as of December 31, 2015	42,375	$10.47	55,867	$9.87	5,668,962	$20.78

Summary of activity of the ex-plan options

	Quantity	Weighted Average Exercise Price
Outstanding as of December 31, 2014	3,700	€0.01

Exercised	(1,700)	0.01
Cancelled	—	—

Outstanding as of December 31, 2015	2,000	€0.01